CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 3,042	$ 7,411	$ 13,103
Accounts receivable	30,657	8,585	7,770
Prepaid expenses	49,786	37,103	57,168
Inventory	8,746	10,365	14,906
Total current assets	92,231	63,464	92,947
Fixed assets net of accumulated depreciation of $2,738, $1,520 and $0 respectively	5,397	6,615
Security deposits	1,367	1,367	1,367
TOTAL ASSETS	98,995	71,446	94,314
CURRENT LIABILITIES
Accounts payable and accrued expenses	288,033	210,793	307,084
Advances payable	18,385
Current portion of convertible notes payable, net of discount of $789,723, $512,883 and $0 respectively	1,000,166	409,518
Current portion of accrued interest payable	233,090	85,275
Total current liabilities	1,539,674	705,586	307,084
Convertible notes payable, net of discount of $1,029,704, $1,093,340 and $955,723 respectively	56,509	49,609	70,751
Accrued interest payable	50,656	44,886	12,196
Accrued interest payable to related party		5,611
TOTAL LIABILITIES	1,646,839	805,692	390,031
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common Stock, $0.0010 par value; 480,000,000 and 480,000,000 shares authorized; 3,768,957, 2,010,628 and 780,418 shares issued and outstanding at April 30, 2016, July 31, 2015 and July 31, 2014, respectively	3,769	2,011	780
Preferred Stock, $0.0010 stated value; 20,000,000 shares authorized; 1,000,000 shares issued and outstanding at April 30, 2016, July 31, 2015 and July 31, 2014 respectively	1,000	1,000
Additional paid-in capital	4,228,566	3,382,525	1,644,609
Accumulated deficit	(5,781,179)	(4,119,782)	(1,941,106)
Total stockholders' deficit	(1,547,844)	(734,246)	(295,717)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 98,995	$ 71,446	$ 94,314